UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                                 ------------------
Check here if Amendment [  ];  Amendment Number:
                                                 ----

  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management
             ----------------------------------------
Address:     1320 Old Chain Bridge Road Suite 230
             ----------------------------------------
             McLean, VA 22101
             ----------------------------------------


Form 13F File Number:  28-10324
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ----------------------------------------
Title:     President
           ----------------------------------------
Phone:     703-748-1176
           ----------------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski              McLean, VA              November 12, 2003
----------------------             ------------             -----------------
     [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ZERO
                                            -----------------

Form 13F Information Table Entry Total:     25
                                            -----------------

Form 13F Information Table Value Total:     161,948
                                            -----------------
                                            (thousands)



List of Other Included Managers:            NONE
                                            -----------------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----

ABITIBI CONSOLIDATED       COM           003924107    3,334    476,300 SH    SOLE         N/A         476,300     0       0

ANTHEM INC                 COM           03674B104   11,049    154,900 SH    SOLE         N/A         154,900     0       0

CADIZ                      COM           127537108       16    105,800 SH    SOLE         N/A         105,800     0       0

CENDANT CORP               COM           151313103    7,583    405,700 SH    SOLE         N/A         405,700     0       0

CONSOLIDATED TOMOKA LD CO  COM           210226106    1,155     39,800 SH    SOLE         N/A          39,800     0       0

COUNTRYWIDE FINANCIAL      COM           222372104   21,003    268,300 SH    SOLE         N/A         268,300     0       0

DURATEK INC                COM           26658Q102      343     39,770 SH    SOLE         N/A          39,770     0       0

FEDERAL HOME LN MTG CORP   COM           313400301   16,019    306,000 SH    SOLE         N/A         306,000     0       0

FOOTSTAR INC               COM           344912100    3,468    513,000 SH    SOLE         N/A         513,000     0       0

GENERAL DYNAMICS           COM           369550108    5,449     69,800 SH    SOLE         N/A          69,800     0       0

LAIDLAW INTERNATIONAL      COM           50730R102   16,226  1,647,300 SH    SOLE         N/A       1,647,300     0       0

NVR INC                    COM           62944T105    1,577      3,380 SH    SOLE         N/A           3,380     0       0

NOVEL DENIM HOLDINGS       ORD           G6674P109      900    428,600 SH    SOLE         N/A         428,600     0       0

PMI GROUP                  COM           69344M101    7,999    237,000 SH    SOLE         N/A         237,000     0       0

PILGRIMS PRIDE CORP        CL A          721467207      352     28,100 SH    SOLE         N/A          28,100     0       0

STUDENT LN CORP            COM           863902102    7,745     64,900 SH    SOLE         N/A          64,900     0       0

STANDARD COML CORP         COM           853258101    8,977    487,900 SH    SOLE         N/A         487,900     0       0

TRIARC COMPANIES A         CL A          895927101    4,437    440,600 SH    SOLE         N/A         440,600     0       0

TRIARC COMPANIES B         CL B          895927309    9,149    879,700 SH    SOLE         N/A         879,700     0       0

UNIVERSAL CORP VA          COM           913456109      337      8,000 SH    SOLE         N/A           8,000     0       0

UNUM PROVIDENT             COM           91529Y106   11,568    783,200 SH    SOLE         N/A         783,200     0       0

USI HOLDINGS CORP          COM           90333H101    1,516    116,500 SH    SOLE         N/A         116,500     0       0

VALUE LINE INC             COM           920437100      289      6,000 SH    SOLE         N/A           6,000     0       0

WASHINGTON GROUP           COM           938862208    9,888    355,100 SH    SOLE         N/A         355,100     0       0

WELLCHOICE                 COM           949475107   11,572    394,700 SH    SOLE         N/A         394,700     0       0

                              TOTAL MARKET VALUE    161,948